Quarterly Financial Data (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended			1 Months Ended
	Jun. 30, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2012 Rent.com [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenues		$ 16,047	$ 14,072	$ 11,652
Gross profit		11,011	9,856	8,191
Net income		2,856	2,609	3,229
Net income per share - basic		$ 2.20	$ 2.02	$ 2.50
Net income per share - diluted		$ 2.18	$ 1.99	$ 2.46
Weighted average common shares - basic		1,295	1,292	1,293
Weighted average common shares - diluted		1,313	1,313	1,313
(Gain) loss on divestiture of business	$ (257)	$ 0	$ 118	$ (257)	$ 118